SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 9. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after December 31, 2023. Based upon this review the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, except as noted below.

PIPE terminations

As of February 8, 2024, all PIPE commitments had been terminated.

Institutional investors convertible notes and warrants

February 6, 2024

The Company issued six promissory notes to certain accredited investors for a total aggregate principal amount of up to $770,000. The proceeds of the Notes will be used to pay costs and expenses in connection with completing the Business Combination

Each of the notes bears no interest and is repayable in full upon the earlier of (i) the date on which the Company consummates its Business Combination and (ii) the date that the winding up of the Company is effective. At the election of the holder and upon the approval of the Company’s stockholders, up to the full amounts payable under the notes may be converted into units of the Company at any time on or prior to the applicable maturity date of the notes. The total conversion units so issued shall be equal to: (x) the portion of the principal amount of the respective note being converted divided by (y) the conversion price, rounded up to the nearest whole number of conversion units.

February 8, 2024

Pursuant to a note purchase agreement entered into by and between Digital World and certain institutional investors on February 8, 2024 (the “Note Purchase Agreement”), Digital World agreed to issue up to $50,000,000 in convertible promissory notes (the “Convertible Notes”). The Convertible Notes:

(a)
accrue interest at an annual rate of 8.00% and are payable on the earlier of (i) the date that is 12 months after the date on which the Company consummates the Business Combination, which interest is not payable to the extent the holder exercises the conversion right and (ii) the date that the winding up of the Company is effective (such date, the “Maturity Date”);

(b)
are convertible (i) at any time following the consummation of the Business Combination, but prior to the Maturity Date, redemption or otherwise the repayment in full of the Convertible Notes, at each holder’s option, in whole or in part, and subject to the terms and conditions of the Convertible Notes, including any required shareholders’ approval upon the consummation of the Business Combination and (ii) into that number of Digital World Class A common stock and warrants included in the units, each unit consisting of one share of Class A common stock of the Company and one-half of one warrant of the Company (the “Conversion Units”), equivalent to (A) the portion of the principal amount of the applicable Convertible Note (excluding any accrued interest, which shall not be payable with respect to the Convertible Note that was converted) being converted, divided by (B) $8.00 (the “Conversion Price”);

(c)
may be redeemed by Digital World, in whole or in part, commencing on the date on which all Digital World Class A common stock issuable to the holders has been registered with the Securities and Exchange Commission (the “SEC”), by providing a 10-day notice of such redemption (the “Redemption Right”), which Redemption Right is contingent upon the trading price of the Digital World Class A common stock exceeding 130% of the applicable conversion price on at least 3 trading days, whether consecutive or not, within the 15 consecutive trading days ending on the day immediately preceding the day on which a redemption notice is issued by Digital World;

(d)
are initially drawable for 20% of the applicable investor’s commitment amount and a final drawdown for the remaining 80% to occur upon the closing of the Business Combination , with the proceeds of such final drawdown to be deposited into a control account as indicated by the Company (the “Control Account”). The proceeds from such final drawdown deposited into the Control Account shall remain therein and may not be withdrawn by the Company until such time as (i) the Company exercises the Redemption Rights using the proceeds in the Control Account, (ii) any portion of the applicable Convertible Note has been converted, at which time such portion shall be released from the Control Account or (iii) if prior to the conversion, a resale registration statement of the Company covering all common stock issued pursuant to the Convertible Note has been declared effective by the Commission;

(e)	are subject to specified events of default; and

(f)	have registration rights pursuant to the registration rights agreement entered into by the Company and the parties thereto as of September 2, 2021.

In addition, pursuant to warrant subscription agreements (each a “Warrant Subscription Agreement”) entered into by and between Digital World and certain institutional investors on February 7, 2024, Digital World has agreed to issue an aggregate of 3,050,000 warrants (“Post-IPO Warrants”), each warrant entitling the holder thereof to purchase one share of Digital World Class A common stock for $11.50 per share. The Post-IPO Warrants are expected to be issued concurrently with the closing of the Business Combination, and when and if issued, shall have substantially the same terms as the public warrants issued by Digital World in connection with its initial public offering, except that such Post-IPO Warrants may only be transferred to the applicable holder’s affiliates.

Board of Directors and officers convertible notes

On January 22, 2024 the Company issued 9,651,250 of convertible notes to the Board of Directors and officers as compensation for services through the closing of the business combination.

Principal, Interest and Maturity Date

Each Promissory Note has an interest rate of 0%.

Each Promissory Note will be payable by the Company on the date on which the Company consummates its initial business combination, subject to the holder’s continued service with the Company through the closing of the initial business combination. Repayment of the principal amount of the Promissory Note (as well as any delivery of shares of our Class A common stock if the holder elects to covert the Promissory Note) will also be subject to any withholding taxes and deductions required by applicable laws, as determined by the Company.

Conversion and Payment

At the holder’s option, and subject to the terms and conditions set forth herein, at any time prior to the Maturity Date, the holder may elect to convert all or a portion of the unpaid principal balance into shares of Class A common stock of the Company (the “Conversion Shares”), with such conversion effective as of the closing of the Business Combination. The Conversion rate is $10/share. The entire portion of the principal amount of the Promissory Note not converted to Conversion Shares will be paid in cash to the holder at the closing of the Business Combination, subject to any applicable tax withholdings.

The Conversion Shares will not be issued upon conversion of a Promissory Note unless such issuance and such conversion comply with all applicable provisions of law, including, but not limited to, the Securities Act and the applicable rules and regulations of The Nasdaq Stock Market and to the extent required by the Securities Act and the rules thereunder, delivery of the Conversion Shares will not occur until we have an effective registration statement on file with the Securities and Exchange Commission that covers the issuance of the Conversion Shares.

Legal Matters

Section 16 Claim

On October 20, 2023, Plaintiff Robert Lowinger filed a complaint against Rocket One Capital, LLC (“Rocket One”), Michael Shvartsman, Bruce Garelick, and Digital World in the U.S. District Court for the Southern District of New York. According to the complaint, Digital World has been named as a party in the lawsuit because the Plaintiff is seeking relief for the benefit of Digital World. In the complaint, the Mr. Lowinger contends that, in 2021, Mr. Garelick and Rocket One were directors of Digital World and that they purchased securities of Digital World. Mr. Lowinger further alleges that within a six-month period from the date of their purchases, both Mr. Garelick and Rocket One sold securities in Digital World and realized profits from those sales. Additionally, Mr. Lowinger alleges that Mr. Shvartsman had a financial interest in the profits resulting from Rocket One’s purchases and sales of Digital World’s securities. According to Mr. Lowinger, under Section 16(b) of the Exchange Act (15 U.S.C. §78p(b)), Rocket One, Mr. Shvartsman, and Mr. Garelick are each required to disgorge certain trading profits to Digital World. On March 1, 2024, Digital World filed a motion to dismiss the claims against Digital World. On March 15, 2024, Mr. Lowinger filed an opposition to Digital World’s motion to dismiss. On March 22, 2024, Digital World filed a reply in support of its motion to dismiss. At this time, we express no opinion as to the likely outcome of this matter.

TMTG Related Potential Dispute

On July 30, 2021, an attorney for the Trump Organization, on behalf of President Trump, declared void ab initio a services agreement that had granted TMTG, among other things, extensive intellectual property and digital media rights related to President Trump for purposes of commercializing the various TMTG initiatives. Neither TMTG nor Digital World was a party to such agreement.

On January 18, 2024, Digital World received a letter on behalf of a party to the services agreement. The letter contained certain assertions regarding: (i) board appointments with respect to TMTG; (ii) consent rights with respect to TMTG’s issuance of additional shares and classes of securities; and (iii) certain expenses. As support of such assertions, the letter enclosed a copy of the services agreement that had been declared void nearly two and a half years previously. Digital World will share the letter with the appropriate parties for further evaluation, and, as applicable following such evaluation, update the disclosures in this Report.

United Atlantic Ventures

On each of January 18, 2024 and February 9, 2024, Digital World received letters from counsel to UAV,a party to a services agreement (the “Services Agreement”). The letters contained certain assertions and enclosed a copy of the Services Agreement that had been declared void by an attorney of President Donald J. Trump nearly two and a half years prior. Specifically, counsel for UAV claims that the Services Agreement grants UAV rights to (1) appoint two directors to TMTG and its successors (i.e., Public TMTG’s Board), (2) approve or disapprove of the creation of additional TMTG shares or share classes and anti-dilution protection for future issuances and (3) a $1.0 million expense reimbursement claim. In addition, UAV asserts that the Services Agreement is not void ab initio and claims that certain events following the July 30, 2021 notification support its assertion that such Services Agreement was not void.

On February 6, 2024, a representative of UAV sent a text message to a representative of a noteholder of TMTG suggesting that UAV might seek to enjoin the Business Combination.

On February 9, 2024, TMTG received from counsel to UAV a letter similar to those received by Digital World, which also threatened TMTG with legal action regarding UAV’s alleged rights in TMTG, including, if necessary, an action to enjoin consummation of the Business Combination.

TMTG has informed Digital World that it strongly disagrees with UAV’s assertion to any rights with respect to TMTG under the Services Agreement and that it believes TMTG has valid defenses to the potential claims by UAV.

Related Party Loans

On March 18, 2024, the Company drew down $625,000 under the Renatus Notes.

TMTG has further informed Digital World that the capitalization of TMTG is based on TMTG’s corporate documents, including a resolution dated October 13, 2021 (the “TMTG Issuance Resolution”) and not the Services Agreement.

On February 28, 2024, United Atlantic Ventures, LLC (“UAV”) filed a verified complaint against TMTG in the Court of Chancery of the State of Delaware (the “Court”) seeking declaratory and injunctive relief relating to the authorization, issuance and ownership of stock in TMTG, which was amended on March 4, 2024 to add TMTG’s directors as defendants. In addition to its complaint filed on February 28, 2024, UAV also filed a motion to expedite proceedings with the Court. On March 6, 2024, TMTG filed an opposition to UAV’s motion to expedite, and UAV filed its response on March 8, 2024.

On March 9, 2024, the Court held a hearing to decide UAV’s motion to expedite proceedings. During the oral argument by the parties, TMTG advised the Court that it would agree that any additional shares of TMTG issued by TMTG prior to or upon the consummation of the Business Combination (other than any shares issued to satisfy obligations pursuant to TMTG convertible notes) would be placed in escrow pending a resolution of the dispute between the parties. Vice Chancellor Sam Glasscock acknowledged that if any claims remained after the stockholder vote scheduled to take place on March 22, 2024, on the proposed Business Combination (the “Stockholder Vote”), the Court would address those issues expeditiously. However, the Court advised that it would not be blocking the Stockholder Vote, which will proceed as currently scheduled. The Court further noted that the parties would contact the Court following the Stockholder Vote.

Vice Chancellor Glasscock directed TMTG and UAV to submit a proposed stipulated escrow order by close of business on Wednesday, March 13, 2024.

Bradford Cohen

On January 22, 2024, TMTG received a letter from a counsel to Mr. Cohen, who purportedly represented President Donald J. Trump in connection with the Services Agreement, but was not a party thereto. The letter sought to inspect TMTG’s books and records pursuant to Delaware and Florida law and requested that TMTG preserve records for the last three years. TMTG responded via counsel on January 29, 2024. Since January 22, 2024, Mr. Cohen has reached out to TMTG on several occasions. Mr. Cohen asserts that the Services Agreement, declared void by Mr. Cohen’s ostensible client on July 30, 2021, confers certain rights upon Mr. Cohen with respect to the capitalization of TMTG. As the potential claims described above were recently asserted, and the potential disputes arising therefrom are in their early stages, neither TMTG nor Digital Word is able to assess the impact of such claims on their respective businesses and stockholders, or those of the Public TMTG. As a general matter, the defense of such potential claims may be costly and time consuming and could have a material adverse effect on the Company’s reputation and its existing stockholders.

Patrick Orlando

On February 27, 2024, Digital World and TMTG filed a lawsuit, captioned Digital World Acquisition Corp. v. ARC Global Investments II, LLC (Case No. 192862534), in the Civil Division for the Twelfth Judicial Circuit Court in Sarasota County, Florida. The lawsuit seeks (i) a declaratory judgment that the appropriate conversion ratio is 1.34:1, as previously disclosed in this annual report, (ii) damages for tortious interference with the contractual and business relationship between TMTG and Digital World, (iii) damages for conspiracy with unnamed co-conspirators to tortuously interfere with the contractual and business relationship between TMTG and Digital World, (iv) damages to TMTG as a result of (a) the breach of fiduciary duty by Mr. Orlando, which exposed Digital World to regulatory liability through the practice of targeting and resulted in an $18 million dollar penalty to Digital World and significant reputational harm and (b) Mr. Orlando’s continuous obstruction of Digital World’s merger with TMTG to extort various concessions that only benefit him and harm Digital World and its shareholders; and (v) damages for wrongfully asserted dominion over Digital World’s assets inconsistent with Digital World’s possessory rights over those assets. The complaint alleges impending violation of the Digital World Charter for failure to commit to issue the number of conversion shares to the Sponsor that the Sponsor claims it is owed upon the consummation of the Business Combination. The complaint claims a new conversion ratio of 1.78:1. Digital World believes the difference between Digital World’s calculation of the previously disclosed conversion ratio of 1.34:1 and the Sponsor’s now claimed ratio of 1.78:1 results from the Sponsor improperly taking into account in its calculation currently outstanding derivative securities of Digital World neither issued in connection with the closing of the Business Combination nor in a financing transaction in connection with the Business Combination, as well as securities issuable to TMTG in the Business Combination, in each case, contrary to the terms of the Digital World Charter with respect to issuances requiring an adjustment to the conversion ratio applicable to the Class B common stock (collectively, the “Excluded Securities”). The lawsuit filed by the Sponsor seeks: (i) specific performance and damages for alleged breach of the Digital World Charter, (ii) a declaratory judgment that the Excluded Securities should be included in the calculation of the conversion ratio, (iii) a finding that the directors of Digital World breached their fiduciary duties, and (iv) a preliminary injunction to enjoin the Business Combination until Digital World “corrects” the conversion ratio.

Digital World does not believe the Sponsor’s 1.78:1 conversion ratio and related claims are supported by the terms of the Digital World Charter. As a result, Digital World intends to vigorously defend its claims. In the event Digital World is unable to resolve the ongoing disputes with Mr. Orlando and the Sponsor, the resultant delay could introduce material risk to the Business Combination and could result in additional expenses, management diversion, and other related costs that could have a material adverse effect on the trading price of Digital World’s common stock.

On February 29, 2024, ARC Global Investments II, LLC (“ARC”), Digital World’s sponsor, which is controlled by Mr. Patrick Orlando, Digital World’s former chairman of the board of directors (the “Board”) and chief executive officer and a current member of the Board, filed a lawsuit, captioned ARC Global Investments II, LLC v. Digital World Acquisition Corp., Eric Swider, Frank J. Andrews, Edward J. Preble and Jeffery A. Smith (the “Delaware Lawsuit”), in the Court of Chancery of the State of Delaware (the “Chancery Court”). ARC’s complaint alleges impending violation of the Digital World Charter for failure to commit to issue the number of conversion shares to ARC that ARC claims it is owed upon the consummation of the Business Combination. The complaint claims entitlement to a conversion ratio of 1.78:1.

In addition to its complaint filed on February 29, 2024, ARC also filed a motion with the Chancery Court requesting that the case schedule be expedited to enable the Chancery Court to conduct an injunction hearing prior to the March 22, 2024 shareholder vote. On March 3, 2024, Digital World filed an opposition to ARC’s motion to expedite, and ARC filed a reply on March 4, 2024.

On March 5, 2024, the Chancery Court held a hearing to decide ARC’s motion to expedite the case schedule, which was argued on Digital World’s behalf by Paul Hastings LLP partner Brad Bondi. Following oral argument by the parties, the Vice Chancellor ruled that ARC’s motion was denied “insofar as the court will not hold a merits or injunction hearing before March 22[, 2024].” The Chancery Court ruled that Digital World’s proposal to place disputed shares into an escrow account upon the closing of the Business Combination was sufficient to preclude a possibility of irreparable harm related to the conversion of ARC’s shares. Additionally, the Chancery Court ruled that Digital World’s public disclosures regarding the nature of ARC’s claims and possible conversion scenarios at the closing of the Business Combination further precluded a possibility of irreparable harm related to inadequate disclosure for purposes of the March 22, 2024 vote.

In issuing its ruling, the Chancery Court ruled that by March 8, 2024, ARC and Digital World must confer and propose a schedule by which the Chancery Court may resolve the action within 150 days following the Business Combination. The Chancery Court also further ordered the parties to provide the court with a stipulation by March 8, 2024 regarding ARC’s ability to maintain standing over its claim following its vote in favor of the Business Combination. Additionally, the Chancery Court requested that the parties stipulate to the establishment of an escrow account for the placement of disputed shares following the Business Combination, to be held pending conclusion of the action. Finally, the Chancery Court requested that counsel for Digital World submit a letter to the Chancery Court by March 8, 2024 “addressing how this litigation will proceed alongside the Florida litigation” filed by Digital World on February 27, 2024 in the Circuit Court of Sarasota County, Florida.

On March 5, 2024, in connection with the lawsuit captioned ARC Global Investments II, LLC v. Digital World Acquisition Corp., Eric Swider, Frank J. Andrews, Edward J. Preble and Jeffery A. Smith (the “Delaware Lawsuit”), the Court of Chancery of the State of Delaware (the “Chancery Court”) denied ARC Global Investments II, LLC’s, Digital World’s sponsor, request to delay the vote on the Business Combination to judicially determine the disputed conversion ratio of shares of Class B common stock to shares of Class A common stock in connection with the Business Combination and the special meeting of stockholders to vote on the Business Combination is expected to proceed as currently scheduled on March 22, 2024. In addition, the Chancery Court requested that the parties stipulate to the establishment of an escrow account into which disputed shares would be deposited following the Business Combination and held pending the conclusion of the Delaware Lawsuit.

In connection with the Delaware Lawsuit, the Company informs its shareholders that it intends to apply a conversion ratio to all shares of Class B common stock such that ARC and the other Class B shareholders (the “Non-ARC Class B Shareholders”) would receive the same number of shares of common stock in the post- Business Combination company per Class B share. As such, upon the closing of the Business Combination and pending the Chancery Court’s ruling in, or a resolution by the parties of, the Delaware Lawsuit, the Company intends to issue into a separate escrow account shares of common stock in the post-Business Combination company to satisfy an increase in the conversion ratio with respect to the shares of Class B common stock previously held by the Non-ARC Class B Shareholders. As such, the shares to be deposited in escrow for the benefit of the Non-ARC Class B Shareholders will reflect the difference between the actual conversion ratio, determined by the Company’s board of directors upon closing of the Business Combination, and a conversion ratio of 2.00.

On March 19, 2024, Digital World filed a lawsuit against ARC in New York state court alleging breach of contract and seeking injunctive relief. Digital World’s claims relate to an agreement between Digital World and ARC entered into in September 2021 (the “Letter Agreement”), whereby ARC promised to vote in favor of any merger agreement presented to Digital World’s shareholders for a vote. Digital World alleges that it has presented a merger agreement to its shareholders, but ARC has withheld its vote in favor of the merger, with the shareholder vote scheduled for March 22, 2024. Digital World’s suit seeks declaring ARC’s obligation to vote its shares in favor of the merger, per the Letter Agreement, and an order compelling ARC to specifically perform its obligations under the Letter Agreement. Digital World also seeks an award of consequential damages for breach of contract. No responsive pleadings have been filed. At this early juncture, we express no opinion as to the likely outcome of this matter.

As previously disclosed, Digital World Acquisition Corp., a Delaware corporation (“Digital World”), DWAC Merger Sub Inc., a Delaware corporation (“Merger Sub”), Trump Media & Technology Group Corp., a Delaware corporation (“TMTG”), ARC Global Investments II, LLC, a Delaware limited liability company (“ARC”), in the capacity as the representative of the stockholders of Digital World (which has been replaced and succeeded by RejuveTotal LLC, a New Mexico limited liability company effective as of March 14, 2024), and TMTG’s General Counsel in his capacity as the representative of the stockholders of TMTG, entered into an Agreement and Plan of Merger, dated as of October 20, 2021 (as amended by the First Amendment to Agreement and Plan of Merger, dated May 11, 2022, the Second Amendment to Agreement and Plan of Merger, dated August 9, 2023, and the Third Amendment to Agreement and Plan of Merger, dated September 29, 2023, the “Merger Agreement”), pursuant to which, among other transactions, on March 25, 2024 (the “Closing Date”), Merger Sub merged with and into TMTG, with TMTG continuing as the surviving corporation and as a wholly owned subsidiary of Digital World (the “Business Combination”). In connection with the closing of the Business Combination, Digital World changed its name to “Trump Media & Technology Group Corp.” (sometimes referred to herein as “Public TMTG”) and TMTG changed its name to TMTG Sub Inc.

On March 22, 2024, Digital World held a special meeting of its stockholders (the “Special Meeting”) in connection with the Business Combination. At the Special Meeting, Digital World stockholders voted to approve the Business Combination with TMTG and related proposals. Prior to the Special Meeting, holders of a total of 4,939 shares of Digital World Class A common stock, par value $0.0001, had validly elected to redeem their Digital World Class A common stock for cash at a price of approximately $10.92 per share in connection with the Special Meeting.

Unless the context otherwise requires, “we,” “us,” “our” and the “Company” refer to Digital World and its consolidated subsidiaries prior to the Closing Date and Public TMTG and its consolidated subsidiaries following the Closing Date. All references herein to the “Board” refer to the board of directors of Digital World or Public TMTG, as applicable. Terms used but not defined herein, or for which definitions are not otherwise incorporated by reference herein, shall have the meaning given to such terms in the definitive final prospectus and definitive proxy statement, dated February 16, 2024 and as amended and supplemented pursuant to Rule 425 under the Securities Act (the “Proxy Statement/Prospectus”) and such definitions are incorporated herein by reference.

As a result of, and in connection with, the Closing, among other things, (i) the second amendment and restatement to the amended and restated certificate of incorporation of Digital World (the “Amended Charter”) redesignated the outstanding shares of Class A common stock, par value $0.0001 per share, of Digital World (“Digital World Class A Common Stock”), as common stock, par value $0.0001 per share, of Trump Media & Technology Group Corp. (the “Public TMTG Common Stock”); (ii) Public TMTG redesignated the warrants underlying the Public Units as Trump Media & Technology Group Corp. Redeemable Warrants, each whole warrant exercisable for one share of Public TMTG Common Stock at an exercise price of $11.50 (“Public TMTG Warrants”); (iii) Public TMTG separated each unit of Digital World outstanding prior to the Closing into one share of Public TMTG Common Stock and one-half of one Public TMTG Warrant, with any fractional warrants to be issued in connection with such separation to be rounded down to the nearest whole warrant, and each whole warrant exercisable for one share of Public TMTG Common Stock at an exercise price of $11.50 per share; (iv) Public TMTG separated the Placement Units into one share of Public TMTG Common Stock and one-half of one Public TMTG Warrant, with any fractional warrants to be issued in connection with such separation to be rounded down to the nearest whole warrant, and each whole warrant exercisable for one share of Public TMTG Common Stock at an exercise price of $11.50 per share; and (v) the Amended Charter reclassified and converted each outstanding share of Class B common stock, par value $0.0001 per share, of Digital World (“Digital World Class B Common Stock”) into shares of Public TMTG Common Stock. Each share of Digital World Class B Common Stock was converted into 1.348 shares of Public TMTG Common Stock.  In addition and as previously disclosed by Digital World, in connection with the lawsuit captioned ARC Global Investments II, LLC v. Digital World Acquisition Corp., Eric Swider, Frank J. Andrews, Edward J. Preble and Jeffery A. Smith (the “Delaware Lawsuit”), which was filed by ARC on February 29, 2024, in the Court of Chancery of the State of Delaware (the “Chancery Court”), Digital World agreed to the establishment of an escrow account for the placement of disputed shares following the Business Combination. As such, the conversion ratio of the Digital World Class B Common Stock may increase and result in the issuance of additional shares of Public TMTG Common Stock. For more information, see “Item 1.01 – Entry into a Material Definitive Agreement – Escrow Agreements in Connection with the Delaware Litigation” to this Current Report on Form 8-K.

Furthermore, as a result of, and in connection with the Closing, (i) immediately prior to the Effective Time the TMTG Convertible Notes were converted into TMTG Common Stock and all of the outstanding TMTG Common Stock that was issued upon such conversion was automatically cancelled and ceased to exist; (ii) Digital World issued an aggregate of 3,424,510 Public TMTG private warrants and 1,709,145 shares of Public TMTG Common Stock to holders to Digital World Convertible Notes; (iii) Public TMTG issued an aggregate of 95,354,534 shares of Public TMTG Common Stock to TMTG securityholders as of immediately prior to the Effective Time (which amount includes (x) 7,854,534 shares of Public TMTG Common Stock to the former holders of the TMTG Convertible Notes and (y) 614,640 shares of Public TMTG Common Stock deposited into escrow pursuant to indemnification provisions under the Merger Agreement); and (iv) 4,667,033 shares of Public TMTG Common Stock were issued to Odyssey Transfer and Trust Company, a Minnesota corporation, as escrow agent (the “Escrow Agent”) pursuant to the Disputed Shares Escrow Agreements (as defined below).

Immediately after giving effect to the Business Combination, there were 136,700,583 issued and outstanding shares of Public TMTG Common Stock, which includes common stock held by Digital World stockholders, ARC, former TMTG stockholders, shares issued upon conversion of TMTG Convertible Notes and shares issued upon conversion of Digital World Convertible Notes, but does not include the underlying shares of Public TMTG Common Stock that may be issued upon conversion of the Digital World Alternative Financing Notes, Post-IPO Warrants or the Public Warrants, shares held pursuant to the Disputed Shares Escrow Agreements or any awards that may be issued under the Equity Incentive Plan.

Additionally, Digital World instructed Odyssey Transfer and Trust Company, a Minnesota corporation, acting in its capacity as transfer agent (the “Transfer Agent”) to reserve up to (i) 46,250,000 shares of Public TMTG Common Stock in connection with future issuances resulting from the underlying shares of Public TMTG Common Stock that may be issued upon conversion of the Digital World Alternative Financing Notes, and (ii) 3,125,000 private warrants issuable in connection with the Digital World Alternative Financing Notes.

Finally, also on March 25, 2024, immediately following the consummation of the Business Combination, as disclosed by Digital World on February 8, 2024, the final drawdown for $40,000,000 (the “Final Drawdown”) in convertible promissory notes (the “Convertible Notes”) was issued to those certain institutional investors (“Accredited Investors”), pursuant to the note purchase agreement entered into by and between Digital World and the Accredited Investors on February 8, 2024 (the “Note Purchase Agreement”). The Final Drawdown was deposited into a control account and may only be released to Public TMTG pursuant to the terms of the Note Purchase Agreement and the Convertible Notes.  For more information on the terms of the Convertible Notes, see “Item 1.01 – Entry into a Material Definitive Agreement – Convertible Notes” to this Current Report on Form 8-K.

As of the Closing Date, (i) President Donald J. Trump beneficially held approximately 57.3% of the outstanding shares of Public TMTG Common Stock and (ii) the public stockholders of Public TMTG held approximately 21.9% of the outstanding shares of Public TMTG Common Stock.

On March 26, 2024, the Company closed the merger with TMTG.